CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 699,178,686	$ 919,312,709	$ 984,191,542
Cost of sales	(512,197,718)	(688,685,258)	(718,413,301)
Gross profit	186,980,968	230,627,451	265,778,241
Selling and administrative expenses	(73,175,352)	(84,199,865)	(84,838,341)
Other gains and losses	4,555,237	1,999,220	22,957,686
Tax on debits and credits to bank accounts	(7,420,391)	(10,183,752)	(9,868,503)
FINANCIAL RESULTS, NET
Exchange rate differences	(43,708,544)	(255,244,812)	(50,311,079)
Gain on net monetary position	262,879,515	302,169,399	93,223,993
Financial income	1,962,889	12,434,159	11,028,678
Financial expenses	(82,522,519)	(159,671,181)	(173,355,745)
Profit before tax	249,551,803	37,930,619	74,614,930
INCOME TAX EXPENSE
Current	(66,450,217)	(8,296,615)	(27,835,209)
Deferred	(29,475,071)	(8,553,345)	(34,526,695)
Net losses for the year	153,626,515	21,080,659	12,253,026
Net income attributable to:
Owners of the parent company	153,809,532	22,440,931	13,146,795
Non-controlling interest	(183,017)	(1,360,272)	(893,769)
Net losses for the year	153,626,515	21,080,659	12,253,026
Total comprehensive income attributable to:
Owners of the parent company	153,809,532	22,440,931	13,146,795
Non-controlling interest	(183,017)	(1,360,272)	(893,769)
Total comprehensive income	$ 153,626,515	$ 21,080,659	$ 12,253,026
Earnings per share, basic from continued operations (in pesos per share)	$ 263.6068	$ 38.4568	$ 22.4610
Earnings per share, diluted from continued operations (in pesos per share)	$ 263.6068	$ 38.4568	$ 22.4610